Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Nov. 28, 2017
Delaware Floating Rate Fund | Class A
Risk/Return:
Trading Symbol	DDFAX
Delaware Floating Rate Fund | Class C
Risk/Return:
Trading Symbol	DDFCX
Delaware Floating Rate Fund | Class R
Risk/Return:
Trading Symbol	DDFFX
Delaware Floating Rate Fund | Institutional Class
Risk/Return:
Trading Symbol	DDFLX